CONTINGENCIES	12 Months Ended
Dec. 31, 2017
CONTINGENCIES
CONTINGENCIES

34. CONTINGENCIES

The Company, Telkomsel and seven other local operators are being investigated by The Commission for the Supervision of Business Competition (Komisi Pengawasan Persaingan Usaha or “KPPU”) for allegations of SMS cartel practices. On June 17, 2008, in case No. 26/KPPU-L/2007, the Company, Telkomsel and seven other local operators were investigated. As a result of the investigations, KPPU stated that the Company, Telkomsel and five other local operators had violated Law No. 5 year 1999 article 5 and charged the Company and Telkomsel the amounts of Rp18 billion and Rp25 billion, respectively.

Management believes that there are no such cartel practices that led to a breach of prevailing regulations. Accordingly, the Company and Telkomsel filed an appeal with the Bandung District Court and South Jakarta District Court on July 14, 2008 and July 11, 2008, respectively.

Seven other local operators also filed an appeal in various courts. In relation to the case, the KPPU requested the SC to consolidate the cases into the Central Jakarta District Court. Based on the SC’s decision letter dated April 12, 2011, the SC appointed the Central Jakarta District Court to investigate and resolve the case. On May 27, 2015, the Central Jakarta District Court in case No. 03/KPPU/208/PN.JKT.PST decided that the Company, Telkomsel and seven other local operators won the case.

On July 23, 2015, KPPU filed an appeal to the SC regarding the case of SMS cartel practices. On February 29, 2016, the SC in case No. 9 K/Pdt.Sus-KPPU/2016 decided on the case in favor of KPPU, therefore the Company and Telkomsel have to pay the penalty charged by KPPU amounting to Rp18 billion and Rp25 billion, respectively. The Company and Telkomsel have paid the penalty to the treasury fund in January 2017.